Taxes - Tax loss (Details) - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred taxes
Unrecorded tax losses carry forwards	SFr 173,524,204	SFr 175,497,419	SFr 153,494,616
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards	23,129,685	3,586,490	290,949
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards	12,590,566	23,467,840	3,586,490
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards	28,427,419	12,590,566	23,467,840
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards	65,365,173	28,427,419	12,590,566
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards	33,835,017	65,365,173	28,427,419
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards	8,520,992	33,835,017	65,365,173
Increase in unrecorded tax losses carry forwards		14,000,000
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards	SFr 1,655,352	SFr 8,224,914	SFr 19,766,179